Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended
	Nov. 30, 2025	Nov. 30, 2025
C000231252 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.10%	8.98%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	13.76%	10.51%